Financial Instruments (Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Non-current liabilities
Grants received in advance	[1]	$ 1,181	$ 445
Lease liabilities		8,152	6,513
Carrying amount [Member]
Current liabilities
Current maturities of long-term liabilities		1,527	1,138
Trade payables and accrued expenses		7,648	5,281
Other payables		4,531	3,556
Non-current liabilities
Grants received in advance			736
Liabilities in respect of IIA grants		15,844	15,832
Lease liabilities		11,894	10,010
12 months or less [Member]
Current liabilities
Current maturities of long-term liabilities		1,527	1,138
Trade payables and accrued expenses		7,648	5,281
Other payables		4,531	3,556
Non-current liabilities
Grants received in advance			0
Liabilities in respect of IIA grants		0	0
Lease liabilities		0	0
1-2 years [Member]
Current liabilities
Current maturities of long-term liabilities		0	0
Trade payables and accrued expenses		0	0
Other payables		0	0
Non-current liabilities
Grants received in advance			736
Liabilities in respect of IIA grants		355	403
Lease liabilities		1,229	901
2-15 years [Member]
Current liabilities
Current maturities of long-term liabilities		0	0
Trade payables and accrued expenses		0	0
Other payables		0	0
Non-current liabilities
Grants received in advance			0
Liabilities in respect of IIA grants		15,489	15,429
Lease liabilities		$ 10,665	$ 9,109

[1]	See also note 18d